245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 31, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Concord Street Trust (the trust): File Nos. 033-15983 and 811-05251

Fidelity SAI Canada Equity Index Fund

Fidelity SAI Global ex U.S. Low Volatility Index Fund

Fidelity SAI International Small Cap Index Fund

Fidelity SAI Japan Stock Index Fund

Fidelity Series International Index Fund

Fidelity ZERO Extended Market Index Fund

Fidelity ZERO International Index Fund

Fidelity ZERO Large Cap Index Fund

Fidelity ZERO Total Market Index Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust